Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories	Inventories, at stated LIFO value, were classified at March 31, 2013 and December 31, 2012 as follows:

	March 31, 2013	December 31, 2012
	(In millions)
In process and finished products	$746.1	$741.5
Inventories were classified at December 31, 2012 and 2011 as follows:

	At December 31,
	2012	2011
	(In millions)
In process and finished products	$741.5	$732.4